Supplemental Cash Flow Disclosure (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Interest paid	$ 228,244	$ 310,217	$ 128,042
Fair value of common shares and units issued for services	240,340	255,360	720,516
Fair value of common shares issued as settlement of debt		121,587	500,000
Property and equipment acquired through leases (Note 10)	68,035	62,516
Conversion of notes payable to common units	$ 112,863	$ 1,342,400	$ 1,909,134